EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 2,065	[1]	$ 1,480	$ 1,690
Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 243		$ 23
Dealer software and technology services operations | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	14.00%		14.00%
Voting interest (%)	14.00%		14.00%
Dealer software and technology services operations | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%		70.00%
Voting interest (%)	50.00%		57.00%
Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 889		$ 670
Engineered components manufacturing | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	17.00%		17.00%
Voting interest (%)	17.00%		17.00%
Engineered components manufacturing | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%		50.00%
Voting interest (%)	50.00%		50.00%
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 933		$ 787
Industrials | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	9.00%		9.00%
Voting interest (%)	9.00%		24.00%
Industrials | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	54.00%		54.00%
Voting interest (%)	50.00%		50.00%

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.